Statement of Cash flows (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Increase in lease liabilities	₩ (16,073)	₩ 947
Increase in derivative liabilities	₩ (227,213)	₩ (143,667)
Income and expenses from operating activities [Member]
IfrsStatementLineItems [Line Items]
Increase in lease liabilities			₩ 947	₩ 2,038